DISPOSITION OF BUSINESSES (Details) - Disposal Group Disposed Of By Sale Not Discontinued Operations $ in Millions	May 12, 2021 USD ($)
Disclosure of interest in other entities [Line Items]
Gains (losses) on disposals of non-current assets	$ 155
U.K. regulated distribution operation
Disclosure of interest in other entities [Line Items]
Disposal group, including discontinued operation, consideration	820
Cash flows from losing control of subsidiaries or other businesses	340
Gains (losses) on disposals of non-current assets	195
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	142
Reclassification adjustments on exchange differences on translation, net of tax	$ 17